Financial Instruments and Risk Management (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Components of Long-Term Debt

The carrying value and estimated fair values of the Company’s long-term debt, including current maturities, not classified as subject to compromise, were (in millions):

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$3,004	$2,883	$3,297	$3,143
Enhanced equipment trust certificates	1,851	1,946	1,741	1,811
6.0%—8.5% special facility revenue bonds	1,314	1,453	1,313	1,308
7.50% senior secured notes	1,000	1,150	1,000	1,074
AAdvantage Miles advance purchase	733	739	772	779
6.25% senior convertible notes	—	—	—	—
9.0%—10.20% debentures	—	—	—	—
7.88%—10.55% notes	—	—	—	—

	$7,902	$8,171	$8,123	$8,115

The carrying value and estimated fair value of the Company’s long-term debt, including current maturities, classified as subject to compromise, were (in millions):

	March 31, 2013		December 31, 2012
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$172	$148	$172	$154
Enhanced equipment trust certificates	—	—	—	—
6.0%—8.5% special facility revenue bonds	186	194	186	186
7.50% senior secured notes	—	—	—	—
AAdvantage Miles advance purchase	—	—	—	—
6.25% senior convertible notes	460	509	460	400
9.0%—10.20% debentures	214	238	214	112
7.88%—10.55% notes	166	49	166	33

	$1,198	$1,138	$1,198	$885

The carrying value and estimated fair values of the Company’s long-term debt, including current maturities, not classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$3,297	$3,143	$2,952	$2,647
Enhanced equipment trust certificates	1,741	1,811	1,942	1,927
6.0%—8.5% special facility revenue bonds	1,313	1,308	1,436	1,230
7.50% senior secured notes	1,000	1,074	1,000	711
AAdvantage Miles advance purchase	772	779	890	902
6.25% senior convertible notes	—	—	—	—
9.0%—10.20% debentures	—	—	—	—
7.88%—10.55% notes	—	—	—	—

	$8,123	$8,115	$8,220	$7,417

The carrying value and estimated fair value of the Company’s long-term debt, including current maturities, classified as subject to compromise, were (in millions):

	December 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Secured variable and fixed rate indebtedness	$172	$154	$1,456	$1,123
Enhanced equipment trust certificates	—	—	—	—
6.0%—8.5% special facility revenue bonds	186	186	186	37
7.50% senior secured notes	—	—	—	—
AAdvantage Miles advance purchase	—	—	—	—
6.25% senior convertible notes	460	400	460	101
9.0%—10.20% debentures	214	112	214	46
7.88%—10.55% notes	166	33	166	34

	$1,198	$885	$2,482	$1,341

Effect Of Cash Flow Hedges On Financial Statements

The impact of cash flow hedges on the Company’s Condensed Consolidated Financial Statements is depicted below (in millions):

Fair Value of Aircraft Fuel Derivative Instruments (all cash flow hedges)

Asset Derivatives as of				Liability Derivatives as of
March 31, 2013		December 31, 2012		March 31, 2013		December 31, 2012
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Fuel derivative contracts	$ 66	Fuel derivative contracts	$ 65	Accrued liabilities	$ —	Accrued liabilities	$ —

Fair Value of Aircraft Fuel Derivative Instruments (all cash flow hedges)

Asset Derivatives as of December 31,				Liability Derivatives as of December 31,
2012		2011		2012		2011
Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Fuel derivative contracts	$ 65	Fuel derivative contracts	$ 97	Accrued liabilities	$ —	Accrued liabilities	$ 2

Effect Of Derivative Instruments On Statements Of Operations

Effect of Aircraft Fuel Derivative Instruments on Statements of Operations (all cash flow hedges)

Amount of Gain (Loss) Recognized in OCI on Derivative[1] for the quarter ended March 31		Location of Gain (Loss) Reclassified from Accumulated OCI into Income[1]	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income [1] for the quarter ended March 31,		Location of Gain (Loss) Recognized in Income on Derivative[2]	Amount of Gain (Loss) Recognized in Income on Derivative [2] for the quarter ended March 31,
2013	2012		2013	2012		2013	2012
$(13)	$48	Aircraft Fuel	$1	$26	Aircraft Fuel	$7	$3

1.	Effective portion of gain (loss)
2.	Ineffective portion of gain (loss)

Effect of Aircraft Fuel Derivative Instruments on Statements of Operations (all cash flow hedges)

Amount of Gain (Loss) Recognized in OCI on Derivative[1]		Location of Gain (Loss) Reclassified from Accumulated OCI into Income[1]	Amount of Gain (Loss) Reclassified from Accumulated OCI into Income[1]		Location of Gain (Loss) Recognized in Income on Derivative[2]	Amount of Gain (Loss) Recognized in Income on Derivative[2]
2012	2011		2012	2011		2012	2011
$12	$190	Aircraft Fuel	$(3)	$313	Aircraft Fuel	$(1)	$28

[1]	Effective portion of gain (loss)
[2]	Ineffective portion of gain (loss)

Derivatives Offsetting Disclosures

The impact of offsetting derivative instruments is depicted below (in millions):

As of March 31, 2013:

	Gross asset (liability)	Gross asset (liability) offset in Balance Sheet	Net recognized asset (liability) in Balance Sheet	Gross asset (liability) not offset in Balance Sheet		Net Amount
				Financial Instruments	Cash Collateral Received (Posted)
Fuel derivatives	$66	$—	$66	$—	$—	$66

As of December 31, 2012:

	Gross asset (liability)	Gross asset (liability) offset in Balance Sheet	Net recognized asset (liability) in Balance Sheet	Gross asset (liability) not offset in Balance Sheet		Net Amount
				Financial Instruments	Cash Collateral Received (Posted)
Fuel derivatives	$65	$—	$65	$—	$—	$65